Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Compensation of Key Management Personnel
The remuneration of key management personnel is as follows:

	2021	2020
Salaries and other benefits	$6,591	$10,031
Equity-settled share-based compensation	5,554	9,148
Cash-settled share-based compensation	18,741	419
	$30,886	$19,598